INVESTMENTS (Details) $ in Thousands	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Disclosure of financial assets [line items]
Equity securities	$ 282,356	$ 86,252
Share purchase warrants	92,747	4,984
Total investments	$ 375,103	$ 91,236
Number Of Equity Investments That Are Individually Immaterial | EquityInstruments	17	16
Orla Mining Ltd.
Disclosure of financial assets [line items]
Equity securities	$ 113,460	$ 27,125
Share purchase warrants	47,329	4,399
Total investments	160,789	31,524
Rupert Resources Ltd.
Disclosure of financial assets [line items]
Equity securities	65,461
Share purchase warrants	39,280
Total investments	104,741
White Gold Corp.
Disclosure of financial assets [line items]
Equity securities	13,419	18,735
Total investments	13,419	18,735
Royal Road Minerals Ltd.
Disclosure of financial assets [line items]
Equity securities	12,801
Total investments	12,801
Other
Disclosure of financial assets [line items]
Equity securities	77,215	40,392
Share purchase warrants	6,138	585
Total investments	$ 83,353	$ 40,977